Note 11 - Long-term Debt (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	June 30,
	2024	2023
	(in thousands)
Term loan principal amount	$13,000	$15,000
Unamortized debt discount and issuance costs	(266)	(925)
Final payment fee	—	638
Financing leases	—	85
Total debt	12,734	14,798
Less: current portion of debt	(1,857)	(85)
Total debt, net of current portion	$10,877	$14,713

Schedule of Maturities of Long-Term Debt [Table Text Block]
June 30,
(in thousands)
2025	$1,857
2026	1,857
2027	1,857
2028	7,429
Total future term loan principal payments	13,000
Less: unamortized debt discount and issuance costs	(266)
Less: current portion of debt	(1,857)
Total debt, net of current portion	$10,877